STOCKHOLDERS' EQUITY (Stock Issued in Private Placements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Investment Units sold in a Private Placement, Investors' Units [Member]	Feb. 13, 2012 Investment Units sold in a Private Placement, Investors' Units [Member]	Feb. 13, 2012 Investment Units sold in a Private Placement, Placement Agent [Member]	Oct. 01, 2012 Private Placement In Connection With Merger Agreement [Member]	Oct. 01, 2012 Private Placement In Connection With Merger Agreement [Member] Lexington Technology Group Inc. [Member]	Feb. 18, 2011 Private Placement Amended Fletcher Agreement [Member]	Feb. 18, 2011 Private Placement Original Fletcher Agreement [Member]
Capital Unit [Line Items]
Sale of investment units, aggregate offering price		$ 3,000,000		$ 2,751,048	$ 721,628	$ 4,068,825	$ 4,000,000
Aggregate number of shares offered				833,651	218,675		756,287
Sale of investment units, number of units		30
Sale of investment units, price per unit		$ 100,000.0		$ 3.3	$ 3.3	$ 5.38	$ 5.29
Sale of investment units, number shares issued per unit		$ 32,258.0
Sale of investment units, shares issuable per warrant		16,129	58,064
Sale of investment units, warrant exercise price per share		3.1	3.1			5.38	5.29
Sale of investment units, placement agent fee paid	210,000
Sale of investment units, value of issued warrant			$ 177,000